SP MidCap 400 Pure Value Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P MidCap 400® Pure Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.18%	14.36%		10.49%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	4.31%	12.00%		8.26%
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.80%	9.69%		6.91%
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.62%	8.41%		6.01%